Derivative Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common Stock Issuable Upon Exercise Of Warrants	41,718,750		19,385,157
Market value of common stock on measurement date	$ 0.15	[1]	$ 0.08	[1]
Exercise price	$ 0.08		$ 0.08
Risk free interest rate	0.38%	[2]	0.19%	[2]
Expected life in years	2 years		1 year 4 months 24 days
Expected volatility	68.00%	[3]	73.00%	[3]
Expected dividend yields		[4]		[4]
Initial Valuations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common Stock Issuable Upon Exercise Of Warrants	22,333,593		19,385,157
Common stock issuable upon conversion of Series A preferred stock	51,006,250		85,035,025
Market value of common stock on measurement date	$ 0.08	[1]	$ 0.03	[1]
Exercise price	$ 0.08		$ 0.08
Risk free interest rate	0.19%	[2]	0.20%	[2]
Expected life in years	1 year 4 months 24 days		1 year 7 months 6 days
Expected volatility	68.00%	[3]	72.00%	[3]
Expected dividend yields		[4]		[4]

[1]	The market value is the calculated fair value of the common stock pursuant to the valuation technique as described above.
[2]	The risk-free interest rate was determined by management using the 1, 2 or 3 - year Treasury Bill as of the respective Offering or measurement date.
[3]	The historical trading volatility was determined by calculating the volatility of the Company's peer group.
[4]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.